UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21280
                                    ---------------------

                     BlackRock Preferred Opportunity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            100 Bellevue Parkway, Wilmington, DE                     19809
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)

                           Robert S. Kapito, President
                     BlackRock Preferred Opportunity Trust
                     40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 302 797-2162
                                                    ---------------------

Date of fiscal year end: December 31, 2003
                         -----------------------------------------

Date of reporting period: December 31, 2003
                          ----------------------------------------

ITEM 1.  REPORTS TO SHAREHOLDERS

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

BlackRock
Closed-End Funds
Annual Report

DECEMBER 31, 2003


BlackRock Advantage Term Trust (BAT)

BlackRock Investment Quality Term Trust (BQT)

BlackRock Preferred Opportunity Trust (BPP)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE                                               [BLACKROCK LOGO]

                                TABLE OF CONTENTS

Letter to Shareholders ...................................................    1

Trust Summaries ..........................................................    2

Portfolios of Investments ................................................    5

Financial Statements

   Statements of Assets and Liabilities ..................................   15

   Statements of Operations ..............................................   16

   Statements of Cash Flows ..............................................   17

   Statements of Changes in Net Assets ...................................   18

Financial Highlights .....................................................   19

Notes to Financial Statements ............................................   22

Independent Auditors' Reports ............................................   28

Directors'/Trustees' Information .........................................   30

Dividend Reinvestment Plans ..............................................   32

Additional Information ...................................................   32

--------------------------------------------------------------------------------
                        PRIVACY PRINCIPLES OF THE TRUSTS

      The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

      Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

      The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.
--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                                               December 31, 2003
Dear Shareholder:

      We are pleased to report that during the annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts' audited financial statements and a listing of the portfolios' holdings.

      The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

      The following table shows the Trusts' yields, closing market prices per share and net asset values ("NAV") per share as of December 31, 2003.

--------------------------------------------------------------------------------
                                              CURRENT
            TRUST                              YIELD   MARKET PRICE      NAV
--------------------------------------------------------------------------------
BlackRock Advantage Term Trust (BAT)            6.19%     $11.30       $11.40
--------------------------------------------------------------------------------
BlackRock Investment Quality Term Trust (BAT)   0.26        9.62         9.65
--------------------------------------------------------------------------------
BlackRock Preferred Opportunity Trust (BAT)     8.05       24.83        25.58
--------------------------------------------------------------------------------
Yield is based on market price.

      BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to fixed income. As of December 31, 2003, BlackRock managed $212 billion in bonds, including 16 open-end and 47 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world's largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock, Inc.

      On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.


Sincerely,


/s/ Laurence D. Fink                               /s/ Ralph L. Schlosstein

Laurence D. Fink                                   Ralph L. Schlosstein
Chief Executive Officer                            President
BlackRock Advisors, Inc.                           BlackRock Advisors, Inc.

CONSOLIDATED TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK ADVANTAGE TERM TRUST (BAT)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BAT
--------------------------------------------------------------------------------
Initial Offering Date:                                         April 27, 1990
--------------------------------------------------------------------------------
Termination Date (on or shortly before):                      December 31, 2005
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                               $11.30
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                    $11.40
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($11.30):(1)            6.19%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                         $ 0.058333
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                      $ 0.699996
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust's market price and NAV:

                     ---------------------------------------------------------
                     12/31/03    12/31/02    CHANGE       HIGH        LOW
------------------------------------------------------------------------------
 Market Price         $11.30      $11.85      (4.64)%    $12.03     $11.22
------------------------------------------------------------------------------
 NAV                  $11.40      $12.01      (5.08)%    $12.06     $11.40
------------------------------------------------------------------------------

The following chart shows the asset composition of the Trust's long-term investments:

                                       SECTOR BREAKDOWN
---------------------------------------------------------------------------------------------
COMPOSITION                                        DECEMBER 31, 2003        DECEMBER 31, 2002
---------------------------------------------------------------------------------------------
Agency Zero Coupon Bonds                                 72%                       66%
---------------------------------------------------------------------------------------------
Stripped Money Market Instrument                          7                         7
---------------------------------------------------------------------------------------------
Taxable Municipal Bonds                                   5                         5
---------------------------------------------------------------------------------------------
Corporate Bonds                                           4                         7
---------------------------------------------------------------------------------------------
Agency Multiple Class Mortgage Pass-Throughs              4                         1
---------------------------------------------------------------------------------------------
Principal Only Mortgage-Backed Securities                 2                         1
---------------------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities                     2                         2
---------------------------------------------------------------------------------------------
U.S. Government and Agency Securities                     1                         1
---------------------------------------------------------------------------------------------
Inverse Floating Rate Mortgages                           1                         6
---------------------------------------------------------------------------------------------
Mortgage Pass-Throughs                                    1                         1
---------------------------------------------------------------------------------------------
Interest Only Mortgage-Backed Securities                  1                         3
---------------------------------------------------------------------------------------------

CONSOLIDATED TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK INVESTMENT QUALITY TERM TRUST (BQT)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                  BQT
--------------------------------------------------------------------------------
Initial Offering Date:                                        April 21, 1992
--------------------------------------------------------------------------------
Termination date (on or about):                              December 31, 2004
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                               $9.62
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                    $9.65
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($9.62):(1)            0.26%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                         $0.002085
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                      $0.025020
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust's market price and NAV:

                          ------------------------------------------------------
                          12/31/03   12/31/02    CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 Market Price               $9.62      $9.69      (0.72)%     $9.82      $9.19
--------------------------------------------------------------------------------
 NAV                        $9.65      $9.44       2.22%      $9.66      $9.39
--------------------------------------------------------------------------------

The following chart shows the asset composition of the Trust's long-term investments:

                              SECTOR BREAKDOWN
-----------------------------------------------------------------------------------------------
COMPOSITION                                            DECEMBER 31, 2003      DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------
Agency Multiple Class Mortgage Pass-Throughs                 34%                     3%
-----------------------------------------------------------------------------------------------
Corporate Bonds                                              16                     27
-----------------------------------------------------------------------------------------------
U.S. Government and Agency Securities                        13                     14
-----------------------------------------------------------------------------------------------
Non-Agency Multiple Class Mortgage Pass-Throughs             11                     14
-----------------------------------------------------------------------------------------------
Stripped Money Market Instrument                             10                     11
-----------------------------------------------------------------------------------------------
Taxable Municipal Bonds                                       6                      6
-----------------------------------------------------------------------------------------------
Mortgage Pass-Throughs                                        3                      8
-----------------------------------------------------------------------------------------------
Interest-Only Mortgage-Backed Securities                      2                      3
-----------------------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities                         2                      2
-----------------------------------------------------------------------------------------------
Foreign Government Bonds                                      1                      2
-----------------------------------------------------------------------------------------------
Federal Housing Administration                                1                      5
-----------------------------------------------------------------------------------------------
Inverse Floating Rate Mortgages                               1                      2
-----------------------------------------------------------------------------------------------
Adjustable Rate Mortgages                                    --                      1
-----------------------------------------------------------------------------------------------
Asset-Backed Securities                                      --                      1
-----------------------------------------------------------------------------------------------
Principal-Only Mortgage-Backed Securities                    --                      1
-----------------------------------------------------------------------------------------------

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK PREFERRED OPPORTUNITY TRUST (BPP)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BPP
--------------------------------------------------------------------------------
Initial Offering Date:                                        February 28, 2003
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                               $24.83
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                    $25.58
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($24.83):(1)            8.05%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                         $ 0.166667
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                      $ 2.000004
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust's market price and NAV since inception:

                                       -----------------------------------------
                                       12/31/03          HIGH            LOW
--------------------------------------------------------------------------------
 Market Price                            $24.83         $25.13         $22.76
--------------------------------------------------------------------------------
 NAV                                     $25.58         $26.08         $23.55
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's investments, excluding short-term investments:

--------------------------------------------------------------------------------
                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
COMPOSITION                                                    DECEMBER 31, 2003
--------------------------------------------------------------------------------
Finance & Banking                                                      63%
--------------------------------------------------------------------------------
Energy                                                                 13
--------------------------------------------------------------------------------
Real Estate                                                             9
--------------------------------------------------------------------------------
Consumer Products                                                       2
--------------------------------------------------------------------------------
Telecommunication                                                       2
--------------------------------------------------------------------------------
Media                                                                   2
--------------------------------------------------------------------------------
Other                                                                   9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                CREDIT BREAKDOWN(1)
--------------------------------------------------------------------------------
CREDIT RATING                                                  DECEMBER 31, 2003
--------------------------------------------------------------------------------
AAA/Aaa                                                                 1%
--------------------------------------------------------------------------------
AA/Aa                                                                  16
--------------------------------------------------------------------------------
A                                                                      32
--------------------------------------------------------------------------------
BBB/Baa                                                                30
--------------------------------------------------------------------------------
BB/Ba                                                                   8
--------------------------------------------------------------------------------
B                                                                      12
--------------------------------------------------------------------------------
Not Rated                                                               1
--------------------------------------------------------------------------------

----------
(1) Using the higher of Standard & Poor's ("S&P"), Moody's Investors Service ("Moody's") or Fitch Ratings ("Fitch") rating.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK ADVANTAGE TERM TRUST (BAT)

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)     (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                              LONG-TERM INVESTMENTS--121.7%
                              MORTGAGE PASS-THROUGHS--0.6%
                              Federal Home Loan Mortgage Corp.,
             $   184            6.50%, 8/01/25 - 10/01/25 .........................................................   $  193,625
                  12            9.50%, 1/01/05 ....................................................................       12,593
                   1          Federal National Mortgage Assoc., 9.50%, 7/01/20 ....................................        1,571
                 452          Government National Mortgage Assoc., 8.00%, 1/15/26 - 7/15/27 .......................      492,854
                                                                                                                      ----------

                              Total Mortgage Pass-Throughs ........................................................      700,643
                                                                                                                      ----------

                              AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--4.7%
                 209          Federal National Mortgage Assoc., Ser. 043, Class E, 7.50%, 4/25/22 .................      222,881
                              Federal Home Loan Mortgage Corp.,
                 132            Ser. 1608, Class H, 6.00%, 6/15/21 ................................................      132,847
                 428            Ser. 2209, Class TB, 7.50%, 4/15/29 ...............................................      438,067
                              Federal National Mortgage Assoc.,
                 643            Ser. 10, Class V, 7.00%, 7/25/13 ..................................................      648,177
               3,461            Ser. 57, Class PE, 5.50%, 9/25/15 .................................................    3,648,240
                                                                                                                      ----------

                              Total Agency Multiple Class Mortgage Pass-Throughs ..................................    5,090,212
                                                                                                                      ----------

                              INVERSE FLOATING RATE MORTGAGES--1.6%
                 478(2)       Federal Home Loan Mortgage Corp., Ser. 1621, Class SH, 12.14%, 11/15/22 .............      494,817
                              Federal National Mortgage Assoc.,
                 546(2)         Ser. 190, Class S, 22.572%, 11/25/07 ..............................................      661,894
                 153(2)         Ser. 214, Class S, 14.147%, 12/25/08 ..............................................      155,794
                 159(2)         Ser. 214, Class SL, 16.667%, 12/25/08 .............................................      162,284
                 225(2)         Ser. 32, Class SA, 15.982%, 5/25/32 ...............................................      230,024
                                                                                                                      ----------

                              Total Inverse Floating Rate Mortgages ...............................................    1,704,813
                                                                                                                      ----------

                              INTEREST ONLY MORTGAGE-BACKED SECURITIES--0.6%
                              Federal Home Loan Mortgage Corp.,
                 200            Ser. 1543, Class VU, 11.414%, 4/15/23 .............................................       22,399
                 414            Ser. 1588, Class PM, 6.50%, 9/15/22 ...............................................       26,658
               4,865            Ser. 2542, Class IY, 5.50%, 5/15/16 ...............................................       52,102
               6,400            Ser. 2543, Class IJ, 5.00%, 10/15/12 ..............................................      423,348
                              Federal National Mortgage Assoc.,
               1,019(2)         Ser. 061, Class S, 7.359%, 12/25/08 ...............................................       18,417
                 441            Ser. 084, Class PJ, 6.50%, 1/25/08 ................................................        2,091
                 351            Ser. 188, Class VA, 6.50%, 3/25/13 ................................................       17,560
                 881            Ser. 194, Class PV, 6.50%, 6/25/08 ................................................       43,257
                 269            Ser. 223, Class PT, 6.50%, 10/25/23 ...............................................       23,412
               1,417(2)       Government National Mortgage Assoc., Ser. 25, Class SL, 7.13%, 7/20/29 ..............        7,513
                                                                                                                      ----------

                              Total Interest Only Mortgage-Backed Securities ......................................      636,757
                                                                                                                      ----------

                              PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--2.1%
AAA               14          Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17 .................       12,668
                              Federal National Mortgage Assoc.,
               1,444            Ser. 193, Class E, 9/25/23 ........................................................    1,080,130
               1,406            Ser. 225, Class ME, 11/25/23 ......................................................    1,165,940
                                                                                                                      ----------

                              Total Principal Only Mortgage-Backed Securities .....................................    2,258,738
                                                                                                                      ----------

                              COMMERCIAL MORTGAGE-BACKED SECURITIES--2.0%
AAA            2,000(3)       New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11 ...........    2,202,995
                                                                                                                      ----------

                              ASSET-BACKED SECURITIES--0.0%
NR               398(2,3,4,5) Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 3/15/06 ..................       11,948
NR               852(2,4,5)   Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06 ................       14,907
                                                                                                                      ----------

                              Total Asset-Backed Securities .......................................................       26,855
                                                                                                                      ----------

                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)     (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                           U.S. GOVERNMENT AND
                           AGENCY ZERO COUPON BONDS--87.5%
             $12,407       Aid to Israel, 2/15/05 - 8/15/05 ....................................................   $  12,133,149
              11,026(6)    Financing Corp. (FICO) Strips, 12/6/05 ..............................................      10,585,577
                           Government Trust Certificates,
               5,220         Israel, Class 2-F, 5/15/05 ........................................................       5,091,129
              13,760         Turkey, Class T-1, 5/15/05 ........................................................      13,420,293
              22,926(6)    Resolution Funding Corp., 7/15/05 ...................................................      22,400,536
               6,216(6)    Tennessee Valley Authority, 11/1/05 .................................................       5,979,543
                           U.S. Treasury Strips,
              18,000(6)      8/15/05 ...........................................................................      17,540,622
               8,000         11/15/05 ..........................................................................       7,744,680
                                                                                                                    ------------

                           Total Agency Zero Coupon Bonds ......................................................      94,895,529
                                                                                                                    ------------

                           CORPORATE BONDS--5.4%
                           ENERGY--1.0%
BBB+           1,000(3)    Israel Electric Corp., Ltd., 7.25%, 12/15/06, (Israel) ..............................       1,097,710
                                                                                                                    ------------

                           FINANCE & BANKING--1.9%
AA+              950       Citigroup, Inc., 5.75%, 5/10/06 .....................................................       1,019,806
NR             1,139(3)    Equitable Life Assurance Society, zero coupon, 6/01/04 - 12/01/05 ...................       1,077,517
                                                                                                                    ------------

                                                                                                                       2,097,323
                                                                                                                    ------------

                           TELECOMMUNICATION--1.0%
A              1,000       Alltel Corp., 7.50%, 3/01/06 ........................................................       1,098,540
                                                                                                                    ------------

                           TRANSPORTATION--1.4%
NR             1,560       Union Pacific Corp., zero coupon, 5/01/04 - 5/01/05 .................................       1,515,912
                                                                                                                    ------------

                           Total Corporate Bonds ...............................................................       5,809,485
                                                                                                                    ------------

                           U.S. GOVERNMENT AND AGENCY SECURITIES--1.8%
                 390       Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08 .............         412,006
               1,450(6)    U.S. Treasury Notes, 3.50%, 11/15/06 ................................................       1,498,768
                                                                                                                    ------------

                           Total U.S. Government and Agency Securities .........................................       1,910,774
                                                                                                                    ------------

                           TAXABLE MUNICIPAL BONDS--6.4%
AAA            1,000       Alameda County California Pension Oblig., zero coupon, 12/01/05 .....................         956,160
AAA            1,000       Alaska Energy Auth. Pwr Rev., zero coupon, 7/01/05 ..................................         976,880
AAA            1,133       Kern County California Pension Oblig., zero coupon, 2/15/04 - 8/15/05 ...............       1,091,123
                           Long Beach California Pension Oblig.,
AAA            1,136         zero coupon, 3/01/04 - 9/01/05 ....................................................       1,092,491
AAA              500         7.09%, 9/01/09 ....................................................................         587,275
                           Los Angeles County California Pension Oblig.,
AAA            1,102         zero coupon, 6/30/04 - 6/30/05 ....................................................       1,062,315
AAA            1,000         Ser. A, 8.62%, 6/30/06 ............................................................       1,144,900
                                                                                                                    ------------

                           Total Taxable Municipal Bonds .......................................................       6,911,145
                                                                                                                    ------------

                           STRIPPED MONEY MARKET INSTRUMENT--9.1%
NR            10,000       Vanguard Prime Money Market Portfolio, 12/31/04 .....................................       9,848,000
                                                                                                                    ------------

                           Total Long-Term Investments (cost $120,822,956) .....................................     131,995,946
                                                                                                                    ------------

                           SHORT-TERM DISCOUNT NOTE--6.8%
               7,400(7)    Federal Home Loan Bank, 0.75%, 1/02/04, (cost $7,399,846) ...........................       7,399,846
                                                                                                                    ------------

                           Total investments (cost $128,222,802) ...............................................     139,395,792

                           Liabilities in excess of other assets--(28.5)% ......................................     (30,957,202)
                                                                                                                    ------------


                              NET ASSETS--100% .................................................................    $108,438,590
                                                                                                                    ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2)   Security interest rate is as of December 31, 2003.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 4.0% of its net assets, with a current market value of $4,390,170, in securities restricted as to resale.
(4)   Illiquid securities representing 0.02% of net assets.
(5)   Security is fair valued.
(6) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(7) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

                       See Notes to Financial Statements.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK INVESTMENT QUALITY TERM TRUST (BQT)

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)     (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                             LONG-TERM INVESTMENTS--106.2%
                             MORTGAGE PASS-THROUGHS--3.0%
                             Federal Home Loan Mortgage Corp.,
             $ 2,013           6.50%, 9/01/25 - 6/01/29 ........................................................    $  2,111,071
               1,157           7.00%, 12/01/28 .................................................................       1,225,849
               7,038         Federal National Mortgage Assoc., 6.50%, 8/01/28 - 6/01/29 ........................       7,368,804
                                                                                                                    ------------

                             Total Mortgage Pass-Throughs ......................................................      10,705,724
                                                                                                                    ------------

                             FEDERAL HOUSING ADMINISTRATION--1.2%
               1,007         Colonial Project, Ser. 37, 7.40%, 12/01/22 ........................................       1,070,870
               2,510         GMAC Project, Ser. 51, 7.43%, 2/01/21 .............................................       2,673,442
                 423         USGI Projects, Ser. 99, 7.43%, 10/01/23 ...........................................         450,480
                                                                                                                    ------------

                             Total Federal Housing Administration ..............................................       4,194,792
                                                                                                                    ------------

                             AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--36.2%
                             Federal Home Loan Mortgage Corp.,
              11,040           Ser. 2648, Class TZ, 5.00%, 7/15/33 .............................................      11,064,317
               5,049           Ser. 2648, Class Z, 5.00%, 7/15/33 ..............................................       5,058,825
               3,112           Ser. 2670, Class ZB, 5.00%, 9/15/18 .............................................       3,112,343
               4,021           Ser. 2677, Class ZB, 5.50%, 10/15/31 ............................................       3,991,111

              12,490(2)        Ser. 2677, CLASS ZD, 4.50%, 9/15/18 .............................................      12,541,369
               6,978           Ser. 2687, Class ZF, 5.50%, 8/15/32 .............................................       6,987,074
              10,655           Ser. 2707, Class ZJ, 5.00%, 11/15/23 ............................................      10,759,965
               7,021           Ser. 2707, Class ZT, 5.50%, 11/15/33 ............................................       7,069,946
                             Federal National Mortgage Assoc.,
                 632           Ser. 008, Class JA, 5.00%, 2/25/18 ..............................................         633,229
                 885           Ser. 043, Class E, 7.50%, 4/25/22 ...............................................         941,670
                 964           Ser. 063, Class KZ, 4.00%, 7/25/33 ..............................................         962,984
                 823           Ser. 069, Class OC, 5.50%, 7/25/11 ..............................................         824,072
               6,203           Ser. 081, Class ZC, 4.75%, 9/25/18 ..............................................       6,218,749
              10,533(2)        Ser. 081, Class ZG, 5.00%, 9/25/18 ..............................................      10,563,683
               4,662           Ser. 081, Class ZH, 4.75%, 9/25/18 ..............................................       4,664,550
               7,523           Ser. 086, Class ZG, 5.50%, 2/25/33 ..............................................       7,533,875
              16,800(2)        Ser. 122, Class ZC, 4.50%, 12/25/18 .............................................      16,768,500
                             Federal Home Loan Mortgage Corp.,
               1,787           Ser. 1530, Class H, 7.00%, 9/15/22 ..............................................       1,795,762
                 875           Ser. 2151, Class JE, 6.00%, 1/15/27 .............................................         876,997
                 314           Ser. 2396, Class PX, 6.00%, 6/15/27 .............................................         318,933
                 473           Ser. 2450, Class GA, 6.25%, 10/15/22 ............................................         477,312
               1,988           Ser. 2483, Class DB, 5.50%, 9/15/12 .............................................       1,991,951
              10,326           Ser. 2668, Class AC, 4.00%, 12/15/05 ............................................      10,443,079
               3,000         Government National Mortgage Assoc., Ser. 13, Class KB, 6.00%, 8/16/29 ............       3,038,640
                                                                                                                    ------------

                             Total Agency Multiple Class Mortgage Pass-Throughs ................................     128,638,936
                                                                                                                    ------------

                             NON-AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--11.7%
AAA            3,000         Cendant Mortgage Corp., Ser. 3, Class A5, 6.50%, 5/25/16 ..........................       3,019,470
                             Countrywide Home Loans, Inc.,
AAA              955           Ser. 21, Class A2, 5.75%, 11/25/17 ..............................................         966,497
AAA           17,863(2)        Ser. 25, Class A3, 6.125%, 1/25/32 ..............................................      18,142,180
                             First Horizon Asset Securities Inc.,
AAA              574           Ser. 2, Class 2A2, 6.50%, 5/25/32 ...............................................         574,863
AAA            2,389           Ser. 7, Class 2A1, 5.25%, 12/25/17 ..............................................       2,391,533
Aa2            1,668(3)      GSR Mortgage Loan Trust, Ser. 4, Class B2, 6.989%, 4/25/32 ........................       1,684,448
AAA            6,979         MASTR Alternative Loans Trust, Ser. 3, Class A3, 4.361%, 12/25/32 .................       7,031,085

AAA            7,744(2)      Residential Funding Mortgage Securities I, Inc.,
                               Ser. S29, CLASS A10, 6.00%, 12/26/31 ............................................       7,802,067
                                                                                                                    ------------
                             Total Non-Agency Multiple Class Mortgage Pass-Throughs ............................      41,612,143
                                                                                                                    ------------

                             ADJUSTABLE RATE MORTGAGE SECURITIES--0.3%
AAA              940(3)      Residential Funding Mortgage Securities I, Inc.,
                               Ser. S15, Class A16, 3.709%, 4/25/08 ............................................         942,385
                                                                                                                    ------------

                       See Notes to Financial Statements.

            PRINCIPAL
 RATING(1)   AMOUNT
(UNAUDITED)   (000)                                      DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                            INVERSE FLOATING RATE MORTGAGES--0.8%
           $   840(3)       Federal Home Loan Mortgage Corp., Ser. 1563, Class SA, 14.58%, 8/15/08 ................   $    868,509
                            Federal National Mortgage Assoc.,
             1,046(3)         Ser. 11, Class SN, 13.836%, 2/25/33 .................................................      1,042,530
               678(3)         Ser. 143, Class SC, 6.55%, 8/25/23 ..................................................        687,052
AAA             97(3)       Residential Funding Mortgage Securities I, Inc.,
                              Ser. S15, Class A17, 16.215%, 4/25/08 ...............................................         98,705
                                                                                                                      ------------

                            Total Inverse Floating Rate Mortgages .................................................      2,696,796
                                                                                                                      ------------
                            INTEREST ONLY MORTGAGE-BACKED SECURITIES--1.7%
AAA          3,748          Credit Suisse First Boston Mortgage Securities Corp., Ser. S15,
                              Class 2 AIO, 7.00%, 7/25/04 .........................................................        125,328
                            Federal Home Loan Mortgage Corp.,
                35            Ser. 1489, Class K, 6.50%, 10/15/07 .................................................            339
               701            Ser. 2417, Class PI, 6.00%, 4/15/25 .................................................          4,508
             5,087(3)         Ser. 2455, Class SP, 7.04%, 3/15/28 .................................................         19,077
            20,100            Ser. 2644, Class IA, 5.00%, 9/15/10 .................................................        983,895
            22,912            Ser. 2645, Class MI, 5.00%, 5/15/18 .................................................      1,640,054
                            Federal National Mortgage Assoc.,
             2,180(3)         Ser. 24, Class SE, 16.058%, 3/25/09 .................................................        387,033
             7,046(3)         Ser. 37, Class SD, 5.844%, 10/25/22 .................................................        195,690
               376(3)         Ser. 42, Class SO, 8.091%, 3/25/23 ..................................................          9,438
             1,547(3)         Ser. 81, Class S, 6.494%, 12/18/04 ..................................................         39,611
AAA         22,174          GMAC Mortgage Corp. Loan Trust, Ser. HE2, Class AIO, 7.50%, 6/25/27 ...................      1,065,904
AAA         20,000(3)       Impac Secured Assets Corp., Ser. 1, Class AIO, 5.00%, 7/25/04 .........................        374,602
AAA         28,972(3)       Residential Asset Mortgage Products, Inc., Ser. RS2, Class AIIO, 5.00%, 9/25/04 .......        370,262
            16,250(3)       Residential Funding Mortgage Securities II, Inc.,
                              Ser. HI2, Class AIO, 10.00%, 9/25/04 ................................................        799,175
                                                                                                                      ------------

                            Total Interest Only Mortgage-Backed Securities ........................................      6,014,916
                                                                                                                      ------------

                            COMMERCIAL MORTGAGE-BACKED SECURITIES--1.5%
AAA          5,000(4)       New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11 .............      5,507,478
                                                                                                                      ------------

                            ASSET-BACKED SECURITIES--0.1%
NR           2,549(3,4,5,6) Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 3/15/06 ....................         76,455
                            Structured Mortgage Asset Residential Trust,
NR           3,842(3,5,6)     Ser. 2, 8.24%, 3/15/06 ..............................................................         67,240
NR           4,259(3,5,6)     Ser. 3, 8.724%, 4/15/06 .............................................................         74,518
                                                                                                                      ------------

                            Total Asset-Backed Securities .........................................................        218,213
                                                                                                                      ------------

                            CORPORATE BONDS--17.5%
                            BUILDING & DEVELOPMENT--1.5%
BBB+         5,000          Pulte Corp., 8.375%, 8/15/04 ..........................................................      5,183,000
                                                                                                                      ------------

                            CONSUMER PRODUCTS--0.6%
BBB+         2,000          General Mills, 8.75%, 9/15/04 .........................................................      2,099,620
                                                                                                                      ------------

                            ENERGY--1.4%
BBB+         3,500(4)       Israel Electric Corp., Ltd., 7.25%, 12/15/06, (Israel) ................................      3,841,985
BB+          1,225(4)       Pinnacle One Partners LP, 8.83%, 8/15/04 ..............................................      1,260,574
                                                                                                                      ------------

                                                                                                                         5,102,559
                                                                                                                      ------------

                            FINANCE & BANKING--7.7%
AAA          2,500          Bank of America Corp., 7.875%, 5/16/05 ................................................      2,709,425
AA+          1,850          Citigroup, Inc., 5.75%, 5/10/06 .......................................................      1,985,938
Aa3          3,000(4)       Den Danske Bank, 7.25%, 6/15/05, (Denmark) ............................................      3,214,167
A3           4,000          Ford Motor Credit Co., 6.70%, 7/16/04 .................................................      4,100,320
A            4,000          John Deere Capital Corp., 5.52%, 4/30/04 ..............................................      4,052,120
AA-          4,000          Merrill Lynch & Co., Inc., 6.00%, 11/15/04 ............................................      4,152,320
                            UBS PaineWebber Group, Inc.,
AA             500            6.90%, 2/09/04 ......................................................................        502,565
AA+          2,000            8.875%, 3/15/05 .....................................................................      2,143,140
                            Xtra, Inc.,
A-           2,000            6.50%, 1/15/04 ......................................................................      2,001,760
A-           2,500            7.22%, 7/31/04 ......................................................................      2,557,150
                                                                                                                      ------------

                                                                                                                        27,418,905
                                                                                                                      ------------

                            TELECOMMUNICATION--0.6%
A            2,000          Alltel Corp., 7.50%, 3/01/06 ..........................................................      2,197,080
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
 RATING(1)    AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                             TRANSPORTATION--0.1%
CCC          $   400         American Airlines, Inc., 10.44%, 3/04/07 ...........................................   $    325,000
                                                                                                                    ------------

                             OTHER--5.6%
A3            18,320(2,3,4)  Targeted Return Index Securities Trust, Ser. 5, 5.89%, 1/25/07 .....................     19,705,542
                                                                                                                    ------------

                             Total Corporate Bonds ..............................................................     62,031,706
                                                                                                                    ------------

                             U.S. GOVERNMENT AND AGENCY SECURITIES--13.5%
                             Small Business Administration,
               1,021           Ser. 20F, 7.55%, 6/01/16 .........................................................      1,150,509
                 903           Ser. 20G, 7.70%, 7/01/16 .........................................................      1,023,044
               2,645           Ser. 20K, 6.95%, 11/01/16 ........................................................      2,927,886
                 668         Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08 ............        705,489
               1,000         U.S. Treasury Bonds, 5.375%, 2/15/31 ...............................................      1,042,852
                             U.S. Treasury Notes,
               5,400(2)        5.25%, 5/15/04 ...................................................................      5,484,165
                 870(2)        5.875%, 11/15/04 .................................................................        904,868
               4,950(2)        6.00%, 8/15/04 ...................................................................      5,099,658

              30,000         U.S. Treasury Notes Strip, zero coupon, 11/15/04 ...................................     29,680,860
                                                                                                                    ------------
                             Total U.S. Government and Agency Securities ........................................     48,019,331
                                                                                                                    ------------

                             TAXABLE MUNICIPAL BONDS--6.1%
AAA            2,000         Fresno California Pension Oblig., 7.15%, 6/01/04 ...................................      2,049,360
AAA            4,000         Los Angeles County California Pension Oblig., 6.77%, 6/30/05 .......................      4,279,320
AAA            7,000         New Jersey Economic Dev. Auth., zero coupon, 2/15/04 ...............................      6,988,240
A+             5,000         New York City, GO, 7.50%, 4/15/04 ..................................................      5,080,800
AA-            1,000         New York St. Envir. Facs. Corp., Svc. Contract Rev., 6.95%, 9/15/04 ................      1,038,250
AAA            2,250         San Francisco City & Cnty. Arpt. Comn., Intl. Arpt. Rev., 6.55%, 5/01/04 ...........      2,288,273
                                                                                                                    ------------

                             Total Taxable Municipal Bonds ......................................................     21,724,243
                                                                                                                    ------------

                             FOREIGN GOVERNMENT BONDS--1.5%
AA-            5,000(2)      Quebec Province, 8.625%, 1/19/05, (Canada) .........................................      5,362,600
                                                                                                                    ------------

                             STRIPPED MONEY MARKET INSTRUMENTS--11.1%
NR            40,000         Vanguard Prime Money Market Portfolio, 12/31/04 ....................................     39,392,000
                                                                                                                    ------------

                             TOTAL LONG-TERM INVESTMENTS (COST $360,121,414) ....................................    377,061,263
                                                                                                                    ------------

                             SHORT-TERM INVESTMENTS--15.6%
                             U.S. GOVERNMENT AND AGENCY SECURITIES--15.6%
              54,400(7)      Federal Home Loan Bank, 0.75%, 1/02/04 .............................................     54,398,867
               1,011(7)      U.S. Treasury Notes, 0.85%, 1/02/04 ................................................      1,011,250
                                                                                                                    ------------

                             TOTAL SHORT-TERM INVESTMENTS (COST $55,410,117) ....................................     55,410,117
                                                                                                                    ------------

                             Total investments before investment sold short (cost $415,531,531) .................   $432,471,380
                                                                                                                    ------------

                             INVESTMENT SOLD SHORT--(0.3%)
              (1,000)        U.S. Treasury Notes, 3.25%, 5/31/04, (proceeds $1,008,125) .........................     (1,009,180)
                                                                                                                    ------------
                             TOTAL INVESTMENTS, NET OF INVESTMENT SOLD SHORT-- 121.5% (COST $412,543,603) .......    431,462,200
                             Liabilities in excess of other assets--(21.5)% .....................................    (76,310,975)
                                                                                                                    ------------

                             NET ASSETS--100% ...................................................................   $355,151,225
                                                                                                                    ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(3)   Security interest rate is as of December 31, 2003.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 9.5% of its net assets, with a current market value of $33,606,201, in securities restricted as to resale.
(5)   Illiquid securities representing 0.06% of net assets.
(6)   Security is fair valued.
(7) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK PREFERRED OPPORTUNITY TRUST (BPP)

 RATING(1)
(UNAUDITED)    SHARES                                        DESCRIPTION                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                            PREFERRED SECURITIES--60.3%
                            AUTOMOTIVE--0.2%
BBB+          34,000        General Motors Corp. .................................................................    $  888,250
                                                                                                                      ----------
                            CHEMICAL--0.5%
BB-           98,300        Nova Chemicals Corp. (Canada) ........................................................     2,472,802
                                                                                                                      ----------

                            CONSUMER PRODUCTS--0.4%
BBB-          20,000(2)     Dairy Farmers of America Inc. Ser. A .................................................     2,056,250
                                                                                                                      ----------

                            ENERGY--6.2%
BBB+         210,000        Alabama Power Co., Class A ...........................................................     5,578,125
BBB           55,000        Apache Corp., Ser. B .................................................................     5,512,891
BBB+             900        Central Maine Power Co. ..............................................................        49,950
B-            60,000(2)     Chesapeake Energy Corp. ..............................................................     4,465,860
BBB-           5,000        Devon Energy Corp., Ser. A ...........................................................       525,000
B-           115,000        Hanover Compress Capital Trust .......................................................     5,520,000
BBB-         275,000        Nexen Inc., (Canada) .................................................................     7,136,250
                                                                                                                      ----------

                                                                                                                      28,788,076
                                                                                                                      ----------

                            FINANCE & BANKING--38.8%
A2             5,000(2)     ABN Amro NA Capital Funding Trust I ..................................................     5,540,625
                            ABN Amro NA Inc.,
A3             1,949(2)       Ser. H .............................................................................     2,127,211
A3               600(2)       Ser. L .............................................................................       641,719
BBB+         253,100        AOL Time Warner Inc., Ser. A-1, (CABCO) ..............................................     6,707,150
A2            30,000(2)     Banesto Hldgs. Limited, Ser. A, (Spain) ..............................................       900,000
                            Bear Stearns Cos. Inc., The,
A-            75,000          Ser. E .............................................................................     3,963,750
A-            27,500          Ser. F .............................................................................     1,409,375
A-            34,300          Ser. G .............................................................................     1,706,425
A              3,015        BSCH Finance Limited, Ser. K, (United Kingdom) .......................................        75,940
B+            60,000        Chevy Chase Preferred Capital Corp., Ser. A ..........................................     3,525,000
A3            23,600        Citigroup Capital I, Ser. 9, (CABCO) .................................................       614,780
AA            69,000        Citigroup Capital IX .................................................................     1,753,035
AA            40,000        Citigroup Capital X ..................................................................     1,000,000
                            Citigroup Inc.,
AA           100,000          Ser. F .............................................................................     5,484,380
AA            18,050          Ser. M .............................................................................       957,733
BB            80,000        Colonial Capital IV ..................................................................     2,093,750
                            Credit Suisse First Boston,
Aa3           11,100          Class A, (SATURNS) .................................................................       285,270
Aa3           12,300          Ser. 10, (SATURNS) .................................................................       323,260
BBB+         137,500        Everest Re Capital Trust (Barbados) ..................................................     3,785,554
AA-           35,000        Federal Home Loan Mortgage Corp. .....................................................     1,820,000
AA-          145,000        Federal Home Loan Mortgage Corp. Ser. K ..............................................     7,380,500
AA           217,000        Federal National Mortgage Assoc., Ser. L .............................................    10,133,900
AA            15,200        Financial Security Assurance Holdings Ltd. ...........................................       368,600
BBB-         120,000        First Republic Preferred Capital Corp. ...............................................     2,970,000
A2            85,000        Fleet Capital Trust VII ..............................................................     2,250,800
A2            26,100        Fleet Capital Trust VIII .............................................................       694,912
A-             9,000(2)     Fortis Funding Trust .................................................................    10,260,000
AAA          190,750        General Electric Capital Corp. .......................................................     4,963,786
Aa3          181,480        Goldman Sachs Group, Ser. 12 .........................................................     4,556,963
A-           637,037        ING Groep NV, (Netherlands) ..........................................................    17,233,384
A             40,000        JP Morgan Chase & Co., Ser. A ........................................................     3,690,625
A2            80,000        JP Morgan Chase Capital XII ..........................................................     2,054,400
A3           117,200        Keycorp Capital V ....................................................................     2,908,025

                       See Notes to Financial Statements.

 RATING(1)
(UNAUDITED)    SHARES                                        DESCRIPTION                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                             FINANCE & BANKING--(CONT'D)
                             Lehman Brothers Holdings Inc.,
A-            79,160           Ser. C ...........................................................................   $  4,037,160
A-           106,100           Ser. D ...........................................................................      5,421,052
A3           245,000           Ser. F ...........................................................................      6,592,044
A1            20,000         Merrill Lynch Preferred Capital Trust III ..........................................        535,000
A1            11,900         Merrill Lynch Preferred Capital Trust V ............................................        325,019
A+           337,000         Morgan Stanley Capital Trust III ...................................................      8,561,923
A            209,400         Partner Re Ltd., Ser. C, (Bermuda) .................................................      5,440,212
BBB           79,385         Phoenix Cos Inc., The ..............................................................      2,042,576
BBB+          18,400         PLC Capital Trust IV ...............................................................        490,544
BBB+         271,725         Renaissance Re Holdings Ltd, Ser. B, (Bermuda) .....................................      7,421,489
BBB-              20         Roslyn Bancorp, Ser. C .............................................................      2,000,010
Baa2          35,300         Safeco Capital Trust I, (CORTS) ....................................................        942,580
Baa2           6,500         Safeco Capital Trust I, Ser. 4, (CORTS) ............................................        179,400
Baa2          17,600         Safeco Capital Trust I, Ser. 5, (SATURNS) ..........................................        473,000
Baa2           6,000         Safeco Capital Trust I, Ser. 7, (SATURNS) ..........................................        174,750
Baa2          14,700         Safeco Capital Trust II, (CORTS) ...................................................        403,515
A-             5,000         SLM Corp., Ser. A ..................................................................        278,906
BBB+          62,590         Stilwell Financial Inc. ............................................................      1,680,153
A3                60(2)      Union Planters Preferred Funding Corp. .............................................      6,091,800
BBB           11,100         Valero Energy Corp., Class A, (PPLUS) ..............................................        293,040
A2           271,200         Wachovia Preferred Funding Corp., Ser. A ...........................................      7,652,939
Baa1           5,200         Washington Mutual Capital I, Ser. 22, (CORTS) ......................................        137,963
A-            13,500         XL Capital Ltd., Ser. A, (Bermuda) .................................................        378,000
Baa1         143,865         Zions Capital Trust, Ser. B ........................................................      3,933,816
Baa2           2,000(2)      Zurich Funding Trust II ............................................................      1,940,250
                                                                                                                    ------------

                                                                                                                     181,607,993
                                                                                                                    ------------

                             MEDIA--1.7%
BBB-         110,000         Comcast Corp., 11/15/29 ............................................................      3,879,370
B             40,000         CSC Holdings Inc., Ser. M ..........................................................      4,200,000
                                                                                                                    ------------
                                                                                                                       8,079,370
                                                                                                                    ------------
                             REAL ESTATE--10.4%
                             AMB Property Corp.,
BBB           80,000           Ser. L ...........................................................................      1,985,000
Baa2         170,000           Ser. M ...........................................................................      4,209,200
BBB-         120,000         Developers Diversified Realty Co., Class H .........................................      3,123,756
BBB           90,000         Duke Realty Corp., Ser. J ..........................................................      2,306,700
BBB          100,000         Equity Residential, Ser. N .........................................................      2,487,500
BBB+         255,000         Kimco Realty Corp., Class F ........................................................      6,614,062
BBB+         255,200         NB Capital Corp. ...................................................................      7,158,360
BBB-         324,000         Regency Centers Corp. ..............................................................      8,748,000
Aa3               30(2)      Sun Trust Real Estate Investment Corp. .............................................      3,773,854
A-           320,000         Weingarten Realty Investors, Ser. D ................................................      8,512,000
                                                                                                                    ------------

                                                                                                                      48,918,432
                                                                                                                    ------------

                             TELECOMMUNICATION--2.1%
BBB+           8,000(2)      Centaur Funding, (Cayman Islands) ..................................................      9,761,000
                                                                                                                    ------------

                             Total Preferred Securities (cost $268,291,030) .....................................    282,572,173
                                                                                                                    ------------

            ---------
            PRINCIPAL
             AMOUNT
              (000)
            ---------

                             TRUST PREFERRED SECURITIES--57.8%
                             ENERGY--5.3%
BBB          $10,000         ComEd Financing III, 6.35%, 3/15/33 ................................................      9,762,900
BB+            3,000         HL&P Capital Trust II, Ser. B, 8.257%, 2/01/37 .....................................      2,951,340
BBB-           8,080         K N Capital Trust III, 7.63%, 4/15/28 ..............................................      8,837,718
Ba1            3,000         Puget Sound Energy Capital Trust I, Ser. B, 8.231%, 6/01/27 ........................      3,263,700
                                                                                                                    ------------

                                                                                                                      24,815,658
                                                                                                                    ------------

                       See Notes to Financial Statements.

             PRINCIPAL
 RATING(1)    AMOUNT
(UNAUDITED)    (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                             FINANCE & BANKING--49.3%
A           $ 12,000(3,4)    Abbey National Capital, 8.963%, 12/29/49 ...........................................   $ 16,051,560
BBB+          11,000         ACE Capital Trust II, 9.70%, 4/01/30 ...............................................     14,344,539
B2             3,000         AFC Capital Trust I, Ser. B, 8.207%, 2/03/27 .......................................      2,707,500
NR             6,000(2)      AgFirst Farm Credit Bank, Ser. 2, 7.30%, 10/14/49 ..................................      6,019,200
AA+           13,000(2,4)    American General Instl. Capital A, 7.57%, 12/01/45 .................................     15,398,110
BBB            6,000         Aon Capital A, 8.205%, 1/01/27 .....................................................      6,613,500
BBB            5,000         Astoria Capital Trust 1, Ser. B, 9.75%, 11/01/29 ...................................      5,925,000
A-             9,774         AXA SA, 7.10%, 5/29/49, (France) ...................................................      9,929,079
A1             4,600         Bank One Capital III, 8.75%, 9/01/30 ...............................................      6,007,922
Aa3           14,000(2,3)    Barclays Bank PLC, 6.86%, 6/15/32, (United Kingdom) ................................     15,182,734
AA-            3,557         BNP Paribas Capital Trust V, 7.20%, 12/31/49 .......................................      3,672,602
A2             3,000(2)      CBA Capital Trust I, 5.805%, 12/31/49 ..............................................      3,092,580
A              2,623         Chase Capital I, Ser. A, 7.67%, 12/01/26 ...........................................      2,888,372
BBB-           1,000         Colonial Capital II, Ser. A, 8.92%, 1/15/27 ........................................      1,092,480
AA-            8,000         Credit Agricole Preferred Fund Trust II, 7.00%, 8/29/49, (Luxembourg) ..............      8,140,000
A+             4,500(2,3)    Deutsche Bank Capital Funding, 7.872%, 12/29/49 ....................................      5,118,795
A3             3,000(2)      Dresdner Funding Trust I, 8.151%, 6/30/31 ..........................................      3,334,800
Baa2             500         FCB/NC Capital Trust I, 8.05%, 3/01/28 .............................................        514,415
BBB            4,000(2)      First Midwest Capital Trust I, 6.95%, 12/01/33 .....................................      4,171,250
Baa2           5,000         Greenpoint Capital Trust I, 9.10%, 6/01/27 .........................................      5,587,500
A1             5,000         HBOS Capital Funding LP, 6.85%, 3/29/49, (United Kingdom) ..........................      4,957,812
A2            11,000(2,3)    HSBC Capital Funding LP, 10.176%, 12/29/49, (United Kingdom) .......................     16,020,950
BBB            1,400         HUBCO Capital Trust I, Ser. B, 8.98%, 2/01/27 ......................................      1,570,198
BBB            3,000         HUBCO Capital Trust II, Ser. B, 7.65%, 6/15/28 .....................................      3,124,688
BBB+           3,000(2)      HVB Funding Trust, 8.741%, 6/30/31 .................................................      3,434,640
A                769         JPM Capital Trust I, 7.54%, 1/15/27 ................................................        841,180
A              1,000         JPM Capital Trust II, 7.95%, 2/01/27 ...............................................      1,128,821
BB+              145         Markel Capital Trust I, Ser. B, 8.71%, 1/01/46 .....................................        152,241
Aa3                1         Morgan Stanley, Class A, 7.05%, 4/01/32, (PPLUS) ...................................         34,531
A-             3,000         North Fork Capital Trust II, 8.00%, 12/15/27 .......................................      3,330,075
BB+            3,000         Provident Financing Trust I, 7.405%, 3/15/38 .......................................      2,610,000
AA-           13,000         RBS Capital Trust, Ser. B, 6.80%, 12/31/49, (United Kingdom) .......................     13,095,239
BBB+           4,000         Safeco Capital Trust I, 8.072%, 7/15/37 ............................................      4,493,560
A+             7,500(2)      Sun Life of Canada US Capital Trust I, 8.526%, 5/29/49 .............................      8,541,225
                             Swedish Export Credit Corp., (Sweden)
AA-            1,237           5.40%, 6/27/33 ...................................................................      1,112,370
AA-           10,000(2)        6.375%, 10/03/49 .................................................................     10,081,250
A+             7,270         Transamerica Capital III, 7.625%, 11/15/37 .........................................      7,619,869
BBB-           5,000(2)      Webster Capital Trust I, 9.36%, 1/29/27 ............................................      5,662,950
A-             6,000(2)      Zurich Capital Trust I, 8.376%, 6/01/37 ............................................      6,902,340
                                                                                                                    ------------

                                                                                                                     230,505,877
                                                                                                                    ------------

                             REAL ESTATE--1.9%
BB+            6,000(2)      SOVEREIGN REAL ESTATE INVESTOR TRUST, 12.00%, 8/29/49 ..............................      9,000,750
                                                                                                                    ------------
                             TELECOMMUNICATION--1.3%
BBB-           5,000(4)      TCI Communications Financing III, 9.65%, 3/31/27 ...................................      6,139,250
                                                                                                                    ------------

                             Total Trust Preferred Securities (cost $258,392,110) ...............................    270,461,535
                                                                                                                    ------------

                             CORPORATE BONDS--29.1%
                             AUTOMOTIVE--2.0%
B              2,750         Asbury Automotive Group, Inc., 9.00%, 6/15/12 ......................................      2,921,875
B+             3,000         Dura Operating Corp., Ser. B, 8.625%, 4/15/12 ......................................      3,165,000
B-             2,850         Rexnord Corp., 10.125%, 12/15/12 ...................................................      3,135,000
                                                                                                                    ------------

                                                                                                                       9,221,875
                                                                                                                    ------------

                             BUILDING & DEVELOPMENT--0.5%
B              2,200         Collins & Aikman Floorcovering, Ser. B, 9.75%, 2/15/10 .............................      2,354,000
                                                                                                                    ------------

                             CHEMICAL--0.7%
BB-            3,000         Lyondell Chemical Co., 11.125%, 7/15/12 ............................................      3,330,000
                                                                                                                    ------------

                             CONGLOMERATES--1.8%
BBB-           8,000         Tyco Intl. Group SA, 5.80%, 8/01/06, (Luxembourg) ..................................      8,460,000
                                                                                                                    ------------

                       See Notes to Financial Statements.

             PRINCIPAL
 RATING(1)    AMOUNT
(UNAUDITED)    (000)                                        DESCRIPTION                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                            CONSUMER PRODUCTS--2.3%
BB+          $ 8,000        Delhaize America Inc., 8.125%, 4/15/11 ..............................................   $  9,137,360
BB+            1,700        JC Penney Corp. Inc., 8.25%, 8/15/22 ................................................      1,757,375
                                                                                                                    ------------

                                                                                                                      10,894,735
                                                                                                                    ------------

                            CONTAINERS & GLASS--0.7%
B+             3,000        Crown European Holdings SA, 9.50%, 3/01/11, (France) ................................      3,390,000
                                                                                                                    ------------

                            ECOLOGICAL SERVICES & EQUIPMENT--0.7%
B+             3,000        Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ......................................      3,240,000
                                                                                                                    ------------

                            ELECTRONICS--0.8%
B              3,000        Stoneridge, Inc., 11.50%, 5/01/12 ...................................................      3,536,250
                                                                                                                    ------------

                            ENERGY--8.0%
B              3,000        AES Corp., 8.875%, 2/15/11 ..........................................................      3,270,000
A-             1,830        Alberta Energy Co. Limited, 7.375%, 11/01/31, (Canada) ..............................      2,162,017
BBB+           4,725        Anadarko Finance Co., Ser. B, 7.50%, 5/01/31, (Canada) ..............................      5,535,238
B              3,000        Dresser, Inc., 9.375%, 4/15/11 ......................................................      3,262,500
B              3,000(2)     Dynegy Holdings Inc., 10.125%, 7/15/13 ..............................................      3,457,500
Baa2           6,700        FirstEnergy Corp., Ser. C, 7.375%, 11/15/31 .........................................      6,813,353
B2             2,950        Orion Power Holdings, Inc., 12.00%, 5/01/10 .........................................      3,628,500
A-               780        PanCanadian Energy Corp., 7.20%, 11/01/31, (Canada) .................................        899,691
BB+            4,000        Pioneer Natural Resources Co., Ser. A, 7.20%, 1/15/28 ...............................      4,236,120
B+             2,000(3)     Williams Cos. Inc., 8.125%, 3/15/12 .................................................      2,240,000
BB             2,000        XTO Energy Inc., 6.25%, 4/15/13 .....................................................      2,110,000
                                                                                                                    ------------

                                                                                                                      37,614,919
                                                                                                                    ------------

                            FINANCE & BANKING--4.0%
BB             1,000(2)     Crum & Forster Holdings Corp., 10.375%, 6/15/13 .....................................      1,111,250
A3             5,000(3)     Ford Motor Credit Co., 6.50%, 1/25/07 ...............................................      5,325,650
AA             7,399        Lloyds Bank Ltd., 6.90%, 11/22/49 ...................................................      7,663,302
BB             1,842        Midland Funding Corp. II, Ser. A, 11.75%, 7/23/05 ...................................      1,989,412
A3             2,500        Resparcs Funding LP, 8.00%, 12/30/49, (United Kingdom) ..............................      2,612,500
                                                                                                                    ------------

                                                                                                                      18,702,114
                                                                                                                    ------------

                            FOREST PRODUCTS--0.7%
B+             3,000        Caraustar Industries, Inc., 9.875%, 4/01/11 .........................................      3,240,000
                                                                                                                    ------------

                            HEALTH CARE--0.7%
B-             3,000        Insight Health Services Corp., Ser. B, 9.875%, 11/01/11 .............................      3,210,000
                                                                                                                    ------------

                            HOTELS & CASINOS--0.7%
B              3,000        Extended Stay America Inc., 9.15%, 3/15/08 ..........................................      3,123,750
                                                                                                                    ------------

                            INDUSTRIAL EQUIPMENT--0.7%
B+             3,000        United Rentals, Inc., Ser. B, 9.25%, 1/15/09 ........................................      3,150,000
                                                                                                                    ------------

                            INDUSTRIALS--0.7%
BB-            3,000        Mail-Well I Corp., 9.625%, 3/15/12 ..................................................      3,330,000
                                                                                                                    ------------


                            MEDIA--1.6%
B              3,000        Dex Media East LLC, Ser. B, 12.125%, 11/15/12 .......................................      3,705,000
B              1,000        PEI Holdings Inc., 11.00%, 3/15/10 ..................................................      1,160,000
CCC+           3,000        WRC Media Inc., 12.75%, 11/15/09 ....................................................      2,865,000
                                                                                                                    ------------

                                                                                                                       7,730,000
                                                                                                                    ------------

                            REAL ESTATE--0.7%
Ba3            3,000        HMH Properties, Inc., Ser. B, 7.875%, 8/01/08 .......................................      3,116,250
                                                                                                                    ------------

                            TRANSPORTATION--1.8%
B3             2,030        Dunlop Standard Aerospace Holdings PLC, 11.875%, 5/15/09, (United Kingdom) ..........      2,172,100
B+             3,000        Hornbeck Leevac Marine Services Inc., 10.625%, 8/01/08 ..............................      3,300,000
B              2,500        RailAmerica Transportation Corp., 12.875%, 8/15/10 ..................................      2,900,000
                                                                                                                    ------------

                                                                                                                       8,372,100
                                                                                                                    ------------

                            Total Corporate Bonds (cost $125,331,112) ...........................................    136,015,993
                                                                                                                    ------------

                       See Notes to Financial Statements.

             PRINCIPAL
 RATING(1)    AMOUNT
(UNAUDITED)    (000)                                        DESCRIPTION                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                           SHORT-TERM INVESTMENTS--0.2%
                $800(5)    Federal Home Loan Bank, 0.75%, 1/02/04 ..............................................    $    799,983
                 400(5)    Federal National Mortgage Assoc., 0.93%, 1/02/04 ....................................         399,990
                                                                                                                    ------------

                           TOTAL SHORT-TERM INVESTMENTS (COST $1,199,973) ......................................       1,199,973
                                                                                                                    ------------

                           TOTAL INVESTMENTS--147.4% (COST $653,214,225) .......................................     690,249,674
                           Liabilities in excess of other assets--(0.2)% .......................................      (1,166,297)
                           Preferred shares at redemption value, including dividends payable--(47.2)% ..........    (220,840,774)
                                                                                                                    ------------

                           NET ASSETS--100%                                                                         $468,242,603
                                                                                                                    ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 35.0% of its net assets, with a current market value of $164,088,893, in securities restricted as to resale.
(3)   Security interest rate is as of December 31, 2003.
(4) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(5) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

      CABCO    --    Corporate Asset Backed Corporation
      CORTS    --    Corporate Backed Trust Securities
      PPLUS    --    Preferred Plus
      SATURNS  --    Structured Asset Trust Unit Repackagings
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                    BLACKROCK           BLACKROCK
                                                                                  BLACKROCK         INVESTMENT           PREFERRED
                                                                               ADVANTAGE TERM        QUALITY           OPPORTUNITY
                                                                                   TRUST(1)        TERM TRUST(1)          TRUST
ASSETS                                                                              (BAT)             (BQT)               (BPP)
                                                                                -------------      -------------      -------------
Investments at value(2) ...................................................     $ 139,395,792      $ 432,471,380      $ 690,249,674
Cash ......................................................................            55,905            263,144          1,991,844
Receivable from investments sold ..........................................                --          1,619,803          6,084,833
Income receivable .........................................................           192,222          3,170,261          6,831,431
Other assets ..............................................................            24,713             67,268             47,061
                                                                                -------------      -------------      -------------
                                                                                  139,668,632        437,591,856        705,204,843
                                                                                -------------      -------------      -------------

LIABILITIES
Reverse repurchase agreements .............................................        30,077,825         80,959,175          3,486,000
Payable for investments purchased .........................................                --                 --          6,986,814
Variation margin payable ..................................................                --                 --             62,500
Investments sold short at value(3) ........................................                --          1,009,180                 --
Interest payable ..........................................................            19,357             57,310            977,604
Unrealized depreciation on interest rate swaps ............................                --                 --          1,006,996
Dividends payable .........................................................           554,749                 --          3,050,969
Investment advisory fee payable ...........................................            46,226            104,621            382,070
Administration fee payable ................................................            14,873             30,259                 --
Deferred Directors/Trustees fees ..........................................            20,587             57,497             13,020
Other accrued expenses ....................................................           496,425            222,589            155,493
                                                                                -------------      -------------      -------------
                                                                                   31,230,042         82,440,631         16,121,466
                                                                                -------------      -------------      -------------
PREFERRED SHARES AT REDEMPTION VALUE
$0.001 par value per share and $25,000 liquidation value per share,
  including dividends payable(4) ..........................................     $          --      $          --      $ 220,840,774
                                                                                -------------      -------------      -------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ..............................     $ 108,438,590      $ 355,151,225      $ 468,242,603
                                                                                =============      =============      =============

Composition of Net Assets Applicable to Common Shareholders:
  Par value ...............................................................     $      95,107      $     368,106      $      18,306
  Paid-in capital in excess of par ........................................        85,799,932        361,790,346        433,517,977
  Undistributed (distributions in excess of) net investment income ........        16,107,109         16,572,628           (683,854)
  Accumulated net realized loss ...........................................        (4,736,548)       (40,518,649)          (453,347)
  Net unrealized appreciation .............................................        11,172,990         16,938,794         35,843,521
                                                                                -------------      -------------      -------------
Net assets applicable to common shareholders, December 31, 2003 ...........     $ 108,438,590      $ 355,151,225      $ 468,242,603
                                                                                =============      =============      =============
Net asset value per common share(5) .......................................     $       11.40      $        9.65      $       25.58
                                                                                =============      =============      =============

(1) Consolidated Statement of Assets and Liabilities
(2) Investments at cost ...................................................     $ 128,222,802      $ 415,531,531      $ 653,214,225
(3) Proceeds received .....................................................                --          1,008,125                 --
(4) Preferred shares outstanding ..........................................                --                 --              8,832
(5) Common shares outstanding .............................................         9,510,667         36,810,639         18,305,777

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD1 ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                   BLACKROCK           BLACKROCK
                                                                                BLACKROCK          INVESTMENT           PREFERRED
                                                                             ADVANTAGE TERM          QUALITY           OPPORTUNITY
                                                                                 TRUST(2)         TERM TRUST(2)          TRUST
                                                                                  (BAT)               (BQT)               (BPP)
                                                                             ---------------      -------------        -----------
INVESTMENT INCOME
  Interest income .......................................................       $ 9,473,974        $ 21,723,734        $ 22,597,583
  Dividend income .......................................................                --                  --          14,689,574
                                                                                -----------        ------------        ------------
    Total investment income .............................................         9,473,974          21,723,734          37,287,157
                                                                                -----------        ------------        ------------
EXPENSES
  Investment advisory ...................................................           559,949           2,098,808           3,547,905
  Administration ........................................................            89,592             279,841                  --
  Transfer agent ........................................................            17,500              23,050              14,309
  Custodian .............................................................            81,299             141,233             110,635
  Reports to shareholders ...............................................            49,326              88,172              58,734
  Directors/Trustees fees ...............................................            16,137              44,000              50,502
  Registration ..........................................................            22,498              31,500              26,494
  Independent accountants ...............................................            41,066              86,072              46,094
  Legal .................................................................            24,900             146,025              38,148
  Insurance .............................................................             7,935              19,391              28,546
  Organization ..........................................................                --                  --              15,000
  Auction agent .........................................................                --                  --             406,195
  Miscellaneous .........................................................            26,607              46,084              42,602
                                                                                -----------        ------------        ------------
    Total expenses excluding interest expense and excise tax ............           936,809           3,004,176           4,385,164
      Interest expense ..................................................           315,837             757,883           1,375,571
      Excise tax ........................................................           334,994                  --                  --
                                                                                -----------        ------------        ------------
    Total expenses ......................................................         1,587,640           3,762,059           5,760,735
      Less fees paid indirectly .........................................              (726)               (985)            (13,363)
                                                                                -----------        ------------        ------------
    Net expenses ........................................................         1,586,914           3,761,074           5,747,372
                                                                                -----------        ------------        ------------
Net investment income ...................................................         7,887,060          17,962,660          31,539,785
                                                                                -----------        ------------        ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
    Investments .........................................................        (4,811,205)         (4,868,350)         (2,411,046)
    Futures .............................................................        (1,038,028)           (624,926)          2,036,492
    Options written .....................................................                --              55,500                  --
                                                                                -----------        ------------        ------------
                                                                                 (5,849,233)         (5,437,776)           (374,554)
                                                                                -----------        ------------        ------------
Net change in unrealized appreciation/depreciation on:
    Investments .........................................................        (1,198,427)         (4,376,341)         37,035,449
    Futures .............................................................                --           1,792,500            (184,931)
    Interest rate swaps .................................................                --                  --          (1,006,997)
    Short sales .........................................................                --              17,650                  --
                                                                                -----------        ------------        ------------
                                                                                 (1,198,427)         (2,566,191)         35,843,521
                                                                                -----------        ------------        ------------
Net gain (loss) .........................................................        (7,047,660)         (8,003,967)         35,468,967
                                                                                -----------        ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
  Net investment income .................................................                --                  --          (1,805,661)
  Net realized gains ....................................................                --                  --              (4,742)
                                                                                -----------        ------------        ------------
  Total dividends and distributions .....................................                --                  --          (1,810,403)
                                                                                -----------        ------------        ------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS .............................................       $   839,400        $  9,958,693        $ 65,198,349
                                                                                ===========        ============        ============

(1) Commencement of investment operations for Preferred Opportunity was February 28, 2003. The other Trust's statements are for a full year.
(2)   Consolidated Statement of Operations.

                       See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS
FOR THE PERIOD(1) ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                        BLACKROCK       BLACKROCK
RECONCILIATION OF NET INCREASE                                                         BLACKROCK       INVESTMENT       PREFERRED
IN NET ASSETS RESULTING FROM OPERATIONS                                                ADVANTAGE         QUALITY       OPPORTUNITY
TO NET CASH PROVIDED BY                                                              TERM TRUST(2)    TERM TRUST(2)       TRUST
(USED FOR) OPERATING ACTIVITIES                                                          (BAT)            (BQT)           (BPP)
                                                                                     -------------    -------------    -----------
Net increase in net assets resulting from operations ...............................   $   839,400    $  9,958,693    $  65,198,349
                                                                                       -----------    ------------    -------------
Decrease (increase) in investments .................................................    (3,940,265)     13,912,721     (654,780,707)
Net realized loss ..................................................................     5,849,233       5,437,776          374,554
Decrease (increase) in unrealized appreciation/depreciation ........................     1,198,427       2,566,191      (35,843,521)
Increase in receivable for investments sold short ..................................            --         (17,650)              --
Decrease in interest rate swaps ....................................................            --              --        1,006,996
Increase in receivable for investments sold ........................................            --      (1,314,187)      (6,084,833)
Decrease in variation margin receivable ............................................            --         218,750               --
Decrease in collateral deposited with brokers ......................................            --       1,026,250               --
Decrease (increase) in interest receivable .........................................       639,095       1,018,117       (6,831,431)
Decrease (increase) in other assets ................................................        (6,503)        406,285          (47,061)
Increase (decrease) in payable for investments purchased ...........................            --        (207,860)       6,986,814
Decrease in payable to broker ......................................................       (37,282)     (1,855,606)              --
Increase in variation margin payable ...............................................            --              --           62,500
Increase (decrease) in interest payable ............................................        18,834         (42,399)         977,604
Increase (decrease) in investment advisory fee payable .............................        (2,243)        (72,470)         382,070
Increase in administration fee payable .............................................         7,118             744               --
Increase in deferred Directors/Trustees fees .......................................         4,301          12,563           13,020
Increase (decrease) in other accrued expenses ......................................      (241,436)         26,468          155,493
                                                                                       -----------    ------------    -------------
  Total adjustments ................................................................     3,489,279      21,115,693     (693,628,502)
                                                                                       -----------    ------------    -------------
Net cash provided by (used for) operating activities ...............................   $ 4,328,679    $ 31,074,386    $(628,430,153)
                                                                                       ===========    ============    =============
INCREASE IN CASH
Net cash provided by (used for) operating activities ...............................   $ 4,328,679    $ 31,074,386    $(628,430,153)
                                                                                       -----------    ------------    -------------
Cash provided by (used for) financing activities:
  Capital contributions ............................................................            --              --      433,553,783
  Increase (decrease) in reverse repurchase agreements .............................     2,204,075     (27,355,825)       3,486,000
  Increase in preferred shares at redemption value including dividends payable .....            --              --      220,840,774
  Cash dividends paid to common shareholders .......................................    (6,657,202)     (3,681,152)     (27,458,560)
                                                                                       -----------    ------------    -------------
Net cash provided by (used for) financing activities ...............................    (4,453,127)    (31,036,977)     630,421,997
                                                                                       -----------    ------------    -------------
  Net increase (decrease) in cash ..................................................      (124,448)         37,409        1,991,844
  Cash at beginning of period ......................................................       180,353         225,735               --
                                                                                       -----------    ------------    -------------
  Cash at end of period ............................................................   $    55,905    $    263,144    $   1,991,844
                                                                                       ===========    ============    =============

(1) Commencement of investment operations for Preferred Opportunity was February 28, 2003. This information includes the initial investments by BlackRock Funding, Inc. The other Trust's statements are for a full year.
(2)   Consolidated Statement of Cash Flows.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD(1) ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                                                        BLACKROCK
                                                             BLACKROCK                         BLACKROCK               PREFERRED
                                                             ADVANTAGE                    INVESTMENT QUALITY           OPPORTUNITY
                                                           TERM TRUST(2)                     TERM TRUST(2)               TRUST
                                                               (BAT)                             (BQT)                    (BPP)
                                                  ------------------------------    ------------------------------    -------------
                                                       2003            2002             2003             2002             2003
                                                  -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS:
  Net investment income .......................   $   7,887,060    $  11,342,172    $  17,962,660    $  22,878,195    $  31,539,785
  Net realized gain (loss) ....................      (5,849,233)         945,967       (5,437,776)      (1,426,523)        (374,554)
  Net change in unrealized appreciation/
    depreciation ..............................      (1,198,427)      (2,615,557)      (2,566,191)      (4,784,710)      35,843,521
  Dividends to preferred shareholders from:
    Net investment income .....................              --               --               --               --       (1,805,661)
    Net realized gains ........................              --               --               --               --           (4,742)
                                                  -------------    -------------    -------------    -------------    -------------
Net increase in net assets applicable to common
  shareholders resulting from operations ......         839,400        9,672,582        9,958,693       16,666,962       65,198,349
                                                  -------------    -------------    -------------    -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO
  COMMON SHAREHOLDERS FROM:
  Net investment income .......................      (6,657,165)      (6,100,825)      (2,454,143)     (14,723,808)     (30,435,478)
  Net realized gains ..........................              --               --               --               --          (74,051)
                                                  -------------    -------------    -------------    -------------    -------------
Total dividends and distributions .............      (6,657,165)      (6,100,825)      (2,454,143)     (14,723,808)     (30,509,529)
                                                  -------------    -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from the issuance of common
    shares ....................................              --               --               --               --      388,477,506
  Net proceeds from the underwriters'
    overallotment option exercised ............              --               --               --               --       47,650,000
  Offering costs relating to the issuance
    of preferred shares .......................              --               --               --               --       (2,597,000)
  Reinvestment of common dividends ............              --               --               --               --           23,277
                                                  -------------    -------------    -------------    -------------    -------------
Net proceeds from capital share transactions ..              --               --               --               --      433,553,783
                                                  -------------    -------------    -------------    -------------    -------------
Total increase (decrease) .....................      (5,817,765)       3,571,757        7,504,550        1,943,154      468,242,603

NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS
Beginning of period ...........................     114,256,355      110,684,598      347,646,675      345,703,521               --
                                                  -------------    -------------    -------------    -------------    -------------
End of period .................................   $ 108,438,590    $ 114,256,355    $ 355,151,225    $ 347,646,675    $ 468,242,603
                                                  =============    =============    =============    =============    =============

End of period undistributed (distribution in
  excess of) net investment income ............   $  16,107,109    $  14,553,874    $  16,572,628    $   1,064,111    $    (683,854)


(1) Commencement of investment operations for Preferred Opportunity was February 28, 2003. This information includes the initial investment by BlackRock Funding, Inc. The other Trust's statements are for a full year.
(2)   Consolidated Statement of Changes in Net Assets.

                        See Notes to Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

BLACKROCK ADVANTAGE TERM TRUST (BAT)

                                                                                YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                              2003         2002         2001         2000         1999
                                                            --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ......................   $  12.01     $  11.64     $  10.83     $  10.04     $  11.07
                                                            --------     --------     --------     --------     --------
Investment operations:
  Net investment income .................................       0.83         1.19         1.00         0.59         0.59
  Net realized and unrealized gain (loss) ...............      (0.74)       (0.18)        0.41         0.80        (1.02)
                                                            --------     --------     --------     --------     --------
Net increase (decrease) from investment operations ......       0.09         1.01         1.41         1.39        (0.43)
                                                            --------     --------     --------     --------     --------
Dividends from net investment income ....................      (0.70)       (0.64)       (0.60)       (0.60)       (0.60)
                                                            ========     ========     ========     ========     ========
Net asset value, end of year ............................   $  11.40     $  12.01     $  11.64     $  10.83     $  10.04
                                                            ========     ========     ========     ========     ========
Market price, end of year ...............................   $  11.30     $  11.85     $  11.15     $   9.88     $   9.06
                                                            ========     ========     ========     ========     ========
TOTAL INVESTMENT RETURN(1) ..............................       1.25%       12.26%       19.44%       16.28%       (1.58)%
                                                            ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Total expenses ..........................................       1.42%        1.82%        2.87%        4.06%        3.60%
Net expenses ............................................       1.42%        1.82%        2.87%        4.06%        3.60%
Net expenses excluding interest expense and excise tax ..       0.84%        0.86%        0.92%        0.88%        0.91%
Net investment income ...................................       7.04%        9.98%        8.78%        5.72%        5.58%
SUPPLEMENTAL DATA:
Average net assets (000) ................................   $111,990     $113,632     $108,142     $ 98,368     $100,534
Portfolio turnover ......................................          8%           4%          17%          17%           9%
Net assets, end of year (000) ...........................   $108,439     $114,256     $110,685     $103,010     $ 95,443
Reverse repurchase agreements
  outstanding, end of year (000) ........................   $ 30,078     $ 27,874     $ 34,500     $ 48,262     $ 47,039
Asset coverage(2) .......................................   $  4,605     $  5,099     $  4,208     $  3,134     $  3,029

----------
(1) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.
(2)   Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's shares.

                        See Notes to Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

BLACKROCK INVESTMENT QUALITY TERM TRUST (BQT)

                                                                                Year Ended December 31,
                                                            ------------------------------------------------------------
                                                              2003         2002         2001         2000         1999
                                                            --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ......................   $   9.44     $   9.39     $   9.21     $   8.79     $   9.56
                                                            --------     --------     --------     --------     --------
Investment operations:
Net investment income ...................................       0.49         0.62         0.55         0.51         0.52
Net realized and unrealized gain (loss) .................      (0.21)       (0.17)        0.03         0.36        (0.79)
                                                            --------     --------     --------     --------     --------
Net increase (decrease) from investment operations ......       0.28         0.45         0.58         0.87        (0.27)
                                                            --------     --------     --------     --------     --------
Dividends from net investment income ....................      (0.07)       (0.40)       (0.40)       (0.45)       (0.50)
                                                            ========     ========     ========     ========     ========
Net asset value, end of year ............................   $   9.65     $   9.44     $   9.39     $   9.21     $   8.79
                                                            ========     ========     ========     ========     ========
Market price, end of year ...............................   $   9.62     $   9.69     $   9.26     $   8.75     $   7.88
                                                            ========     ========     ========     ========     ========
TOTAL INVESTMENT RETURN(1) ..............................       0.32%        9.14%       10.62%       17.43%       (4.99)%
                                                            ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Total expenses ..........................................       1.08%        1.15%        2.34%        3.53%        3.70%
Net expenses ............................................       1.08%        1.15%        2.34%        3.53%        3.70%
Net expenses excluding interest expense
  and excise tax ........................................       0.86%        0.88%        0.88%        0.91%        0.86%
Net investment income ...................................       5.14%        6.56%        5.87%        5.79%        5.65%
SUPPLEMENTAL DATA:
Average net assets (000) ................................   $349,801     $348,589     $346,413     $324,712     $334,553
Portfolio turnover ......................................        188%          17%          32%          25%          81%
Net assets, end of year (000) ...........................   $355,151     $347,647     $345,704     $338,843     $323,431
Reverse repurchase agreements
  outstanding, end of year (000) ........................   $ 80,959     $108,315     $ 13,498     $135,044     $126,627
Asset coverage(2) .......................................   $  5,387     $  4,210     $ 26,611     $  3,509     $  3,554

----------
(1) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.
(2)   Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's shares.

                        See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

BLACKROCK PREFERRED OPPORTUNITY TRUST (BPP)

                                                                   FOR THE PERIOD
                                                                 FEBRUARY 28, 2003(1)
                                                                       THROUGH
                                                                  DECEMBER 31, 2003
                                                                  -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(2) ...........................   $  23.88
                                                                      --------
Investment operations:
  Net investment income ...........................................       1.72
  Net realized and unrealized gain ................................       1.93
  Dividends to preferred shareholders from net investment income ..      (0.10)
                                                                      --------
Net increase from investment operations ...........................       3.55
                                                                      --------
Dividends to common shareholders from net investment income .......      (1.66)
                                                                      --------
Capital charges with respect to issuance of:
  Common shares ...................................................      (0.05)
  Preferred shares ................................................      (0.14)
                                                                      --------
Total capital shares ..............................................      (0.19)
                                                                      --------
Net asset value, end of period ....................................   $  25.58
                                                                      ========
Market price, end of period .......................................   $  24.83
                                                                      ========
TOTAL INVESTMENT RETURN(3) ........................................       6.28%
                                                                      ========

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:(4)
Total expenses ....................................................       1.52%
Net expenses ......................................................       1.52%
Net expenses excluding interest expense ...........................       1.16%
Net investment income before preferred share dividends ............       8.35%
Preferred share dividends .........................................       0.48%
Net investment income available to common shareholders ............       7.87%
SUPPLEMENTAL DATA:
Average net assets (000) ..........................................   $449,345
Portfolio turnover ................................................         98%
Net assets, end of period (000) ...................................   $468,243
Preferred shares outstanding ......................................   $220,841
Reverse repurchase agreements outstanding, end of year (000) ......   $  3,486
Asset coverage per preferred share, end of period .................   $ 78,021

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2) Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
(3) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4)   Annualized.

The information above represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's shares.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES

The BlackRock Advantage Term Trust Inc. ("Advantage") and The BlackRock Investment Quality Term Trust Inc. ("Investment Quality"), each a Maryland corporation, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. BlackRock
Preferred Opportunity Trust ("Preferred Opportunity"), a Delaware statutory trust, (collectively with Advantage and Investment Quality the, "Trusts") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

      Advantage and Investment Quality each transferred, on October 31, 1998, and July 31, 2001, respectively, a substantial portion of their total assets to 100% owned regulated investment company subsidiaries called BAT Subsidiary, Inc. and BQT Subsidiary, Inc., respectively. The financial statements and these notes to the financial statements for Advantage and Investment Quality are consolidated and include the operations of both Advantage and Investment Quality and their respective wholly owned subsidiary after elimination of all intercompany transactions and balances.

      The Boards of Directors of Advantage and Investment Quality each adopted a Plan of Liquidation and Dissolution (the "Plan") effective January 2, 2004 and January 2, 2003, respectively. Pursuant to the terms of the Plan, the Boards of Directors shall oversee the complete liquidation and winding up of Advantage and Investment Quality in an orderly fashion prior to December 31, 2005 and December 31, 2004, respectively.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: The Trusts value most of their securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust's Board (the "Board") of Directors/Trustees ("Trustees"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

OPTION WRITING/PURCHASING: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

      Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

      The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

      The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

      The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

      Swap options may be used by the Trusts to manage the duration of the Trusts' portfolios in a manner similar to more generic options described above.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

      Interest rate caps are intended to both manage the duration of the Trusts' portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

      The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

      Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

      Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts' leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up front payment which the Trusts receive.

      The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

      Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

      Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

SHORT SALES: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITY LENDING: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the period ended December 31, 2003.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's (excluding Preferred Opportunity) intention to continue, and Preferred Opportunity intends to elect, to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required.

DIVIDENDS AND DISTRIBUTIONS: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION AND BLACKROCK CLOSED-END SHARE EQUIVALENT INVESTMENT PLAN:
Under the revised deferred compensation plan approved by each Trust's Board, non-interested Trustees may elect to defer receipt of all or a portion of their annual compensation. As of January 1, 2003, the Board elected to require its non-interested members to defer a portion of their annual complex compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

      The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees/Directors in order to match its deferred compensation obligations.

RECLASSIFICATION OF CAPITAL ACCOUNTS: In order to present undistributed (distribution in excess of) net investment income ("UNII"), accumulated net realized gain ("Accumulated Gain") and paid-in capital ("PIC") more closely to its tax character the following accounts, for each Trust, were increased (decreased):

TRUST                         UNII          ACCUMULATED GAIN         PIC
-----                         -----         -----------------        ----
Advantage                    $323,340           $       --       $  (323,340)
Investment quality                 --            4,994,748        (4,994,748)
Preferred Opportunity          17,500                   --           (17,500)

NOTE 2. AGREEMENTS

      Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Preferred Opportunity. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement for Preferred Opportunity covers both investment advisory and administration services. Prior to September 1, 2003, Advantage and Investment Quality had an Administration Agreement with Prudential Investments LLC ("Prudential"), an indirect, wholly owned subsidiary of Prudential Financial, Inc.

      Each Trust's investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.50% for Advantage and 0.60% for Investment Quality, of each Trust's average weekly net assets and 0.65% for Preferred Opportunity of the Trust's average weekly managed assets.

      The administration fee paid to Trusts' administrator is computed weekly and payable monthly based on an annual rate of 0.08% for Advantage and Investment Quality based on each Trust's average weekly net assets.

      On May 22, 2003, the Boards of Advantage and Investment Quality approved the change of each such Trust's current administrator to the Advisor. The new administration agreements became effective September 1, 2003. Each such Trust's fee structure, as described above, remain unchanged under the new administration agreements.

      Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for Preferred Opportunity. Each Trust's respective administrator pays occupancy and certain clerical and accounting costs of their respective Trust(s). Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

      Pursuant to the terms of their custody agreements, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

NOTE 3. PORTFOLIO SECURITIES

      Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended December 31, 2003, aggregated as follows:

TRUST                                    PURCHASES             SALES
-----                                   ----------             -----
Advantage                           $   10,700,997         $ 17,644,512
Investment Quality                     668,705,483          611,877,629
Preferred Opportunity                1,260,056,589          596,403,410

      Purchases and sales of U.S. government securities for the year ended December 31, 2003, aggregated as follows:

TRUST                                    PURCHASES             SALES
-----                                   ----------             -----
Investment Quality                     $34,219,785          $34,242,703
Preferred Opportunity                    8,846,542            8,874,603

      A Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNCBank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that Midland Loan Services, Inc., or its affiliates, could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against Midland Loan Services, Inc. or its affiliates.

      At December 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross/net unrealized appreciation/depreciation for securities held by each Trust were as follows:

TRUST                             COST         APPRECIATION         DEPRECIATION                NET
-----                             -----        -------------        -------------              ----
Advantage                    $128,282,642      $ 13,002,280        $  1,889,130             $11,113,150
Investment Quality            415,538,003        22,611,657           5,678,280              16,933,377
Preferred Opportunity         653,214,225       689,049,699         652,014,250              37,035,449

      For Federal income tax purposes, the following Trusts had capital loss carryforwards at December 31, 2003:

                              CAPITAL LOSS                                                 CAPITAL LOSS
TRUST                      CARRYFORWARD AMOUNT    EXPIRES            TRUST             CARRYFORWARD AMOUNTS        EXPIRES
-----                      -------------------    -------            -----             --------------------        -------
Advantage                        $ 98,294          2005          Investment Quality         $ 1,498,011             2005
                                   81,418          2008                                       9,901,383             2007
                                  253,874          2010                                       6,843,565             2008
                                   83,677          2011                                       3,059,351             2009
                                 --------                                                     1,548,342             2010
                                 $517,253                                                   -----------
                                 ========                                                   $22,850,652
                                                                                            ===========

      Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

      Details of open financial futures contracts at December 31, 2003 were as follows:

                                                                                                      VALUE AT
                                NUMBER OF                         EXPIRATION        VALUE AT        DECEMBER 31,      UNREALIZED
TRUST                           CONTRACTS          TYPE              DATE          TRADE DATE           2003         DEPRECIATION
-----                           ---------          ----              ----          ----------           ----         ------------
SHORT POSITION:
  Preferred Opportunity             500     5 Yr. U.S. T-Note      Mar. '04        $55,629,269       $55,814,200       $184,931

      Details of open interest rate swaps at December 31, 2003, were as follows:

                                NOTIONAL           FIXED           FLOATING        TERMINATION       UNREALIZED
TRUST                         AMOUNT (000)         RATE              RATE             DATE          DEPRECIATION
-----                         ------------         ----              ----             ----          ------------
Preferred Opportunity           $85,000               4.74%      3-month LIBOR      11/17/13        $  611,320
                                $40,000               5.39       3-month LIBOR      10/10/23           395,677
                                                                                                    ----------
                                                                                                    $1,006,997
                                                                                                    ==========

      Preferred Opportunity pays a fixed interest rate and receives a floating rate.

      Transactions in options written during the year ended December 31, 2003, were as follows:

                                                                                                                PREMIUM
TRUST                                                                                        CONTRACTS          RECEIVED
-----                                                                                        ---------          --------

INVESTMENT QUALITY
   Put Options outstanding at December 31, 2002                                                    --           $     --
   Put Options written                                                                            200             55,500
   Put Options terminated in closing purchase transactions                                       (200)           (55,500)
                                                                                            ---------           --------
   Put Options outstanding at December 31, 2003                                                    --           $     --
                                                                                            =========           ========

NOTE 4. BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trusts may enter into reverse repurchase agreements with qualified, third-party broker-dealers as determined by and under the direction of each Trust's Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will maintain with the lender, liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

      The average daily balance and weighted average interest rate of reverse repurchase agreements during the period ended December 31, 2003, were as follows:

                            AVERAGE DAILY       WEIGHTED AVERAGE
TRUST                          BALANCE            INTEREST RATE
-----                      --------------       -----------------
Advantage                    $26,298,072                 1.20%
Investment Quality            57,208,248                 1.27
Preferred Opportunity         19,822,062                 1.44

DOLLAR ROLLS: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

NOTE 5. CAPITAL

There are 200 million of $0.01 par value common shares authorized for Advantage and Investment Quality. There are an unlimited number of $0.001 par value common shares authorized for Preferred Opportunity. At December 31, 2003, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

                              COMMON SHARES                COMMON SHARES
TRUST                          OUTSTANDING                     OWNED
-----                          -----------                     -----
Advantage                       9,510,667                     8,378
Investment Quality             36,810,639                        --
Preferred Opportunity          18,305,777                     4,817

      Transactions in common shares of beneficial interest from February 28, 2003 (commencement of investment operations) through December 31, 2003, for Preferred Opportunity, were as follows:

                                                            SHARES FROM
                                  ------------------------------------------------------------------
                                      INITIAL           UNDERWRITERS' EXERCISING        REINVESTMENT          NET INCREASE IN
TRUST                             PUBLIC OFFERING       THE OVER-ALLOTMENT OPTION       OF DIVIDENDS         SHARES OUTSTANDING
-----                             ---------------       -------------------------       ------------         ------------------
Preferred Opportunity               16,304,817                  2,000,000                    960                 18,305,777

      Offering costs of $900,000 ($0.05 per common share) incurred in connection with Preferred Opportunity's offering of common shares have been charged to paid-in capital in excess of par of the common shares.

      On April 8, 2003, Preferred Opportunity reclassified common shares of beneficial interest and issued several series of Auction Market Preferred Shares ("preferred shares") listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

TRUST AND SERIES                 SHARES
----------------                 -------
Preferred Opportunity
T7                               2,944
W7                               2,944
R7                               2,944

      Underwriting discounts of $2,208,000 ($0.12 per common share) and offering costs of $389,000 ($0.02 per common share) incurred in connection with the preferred share offering have been charged to paid-in capital in excess of par of the common shares.

      Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend range on the preferred shares for Preferred Opportunity for the year ended December 31, 2003, was 1.05% to 1.59%.

      Preferred Opportunity may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares and any other borrowings would be less than 200%. The preferred shares are redeemable at the option of Preferred Opportunity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of Preferred Opportunity, as set forth in Preferred Opportunity's Declaration of Trust, are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for Preferred Opportunity. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust's sub-classification as a closed-end investment company or change its fundamental investment restrictions and (c) change the nature of its business so as to cease to be an investment company.

      During the period from  February 28, 2003 to December 31, 2003,  Preferred
Opportunity  issued  960  common  shares,   under  the  terms  of  its  Dividend
Reinvestment Plan.

NOTE 6. DIVIDENDS

      Subsequent to December 31, 2003, the Board of each of the Trusts declared dividends from undistributed earnings per common share payable January 30, 2004, to shareholders of record on January 13, 2004. The per share common dividends declared were as follows:

                             COMMON DIVIDEND
TRUST                           PER SHARE
-----                        ---------------
Advantage                      $0.058333
Investment Quality              0.002085
Preferred Opportunity           0.166667

      The dividends declared on preferred shares for the period January 1, 2004 to January 31, 2004, for Preferred Opportunity were as follows:

                                DIVIDENDS
TRUST AND SERIES                DECLARED
----------------                ---------
Preferred Opportunity
  T7                            $62,089
  W7                             76,868
  R7                             80,636

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of:

BlackRock Advantage Term Trust Inc.
BlackRock Investment Quality Term Trust Inc.

We  have  audited  the  accompanying   consolidated  statements  of  assets  and
liabilities of the each of the above mentioned Trusts (collectively, the "Trusts"), including the consolidated portfolios of investments, as of December 31, 2003, and the related consolidated statements of operations and cash flows for the year then ended, and the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts as of December 31, 2003, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 18, 2004

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of:

BlackRock Preferred Opportunity Trust

We have audited the accompanying statement of assets and liabilities of the above mentioned Trust (the "Trust"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the period from February 28, 2003 (commencement of investment operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of December 31, 2003, and the results of its operations, cash flows, the changes in net assets, and the financial highlights for the period from February 28, 2003 (commencement of investment operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 18, 2004

DIRECTORS'/TRUSTEES' INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   INDEPENDENT DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Name, address, age               Andrew F. Brimmer                Richard E. Cavanagh              Kent Dixon
                                 P.O. Box 4546                    P.O. Box 4546                    P.O. Box 4546
                                 New York, NY 10163-4546          New York, NY 10163-4546          New York, NY 10163-4546
                                 Age: 77                          Age: 57                          Age: 66

------------------------------------------------------------------------------------------------------------------------------------
Current positions held with      Lead Director/Trustee            Director/Trustee                 Director/Trustee
the Trusts                       Audit Committee Chairman(2)      Audit Committee Member           Audit Committee Member(2)

------------------------------------------------------------------------------------------------------------------------------------
Term of office and length of     3 years(4) / since inception     3 years(4) / since inception(5)  3 years(4) / since inception time served

------------------------------------------------------------------------------------------------------------------------------------
Principal occupations            President of Brimmer &           President and Chief Executive    Consultant/Investor. Former
during the past five years       Company, Inc., a Washington,     Officer of The Conference        President and Chief Executive
                                 D.C.-based economic and          Board, Inc., a leading global    Officer of Empire Federal
                                 financial consulting firm,       business membership              Savings Bank of America and
                                 also Wilmer D. Barrett           organization, from               Banc PLUS Savings Association,
                                 Professor of Economics,          1995-present. Former Executive   former Chairman of the Board,
                                 University of Massachusetts -    Dean of the John F. Kennedy      President and Chief Executive
                                 Amherst. Formerly member of      School of Government at          Officer of Northeast Savings.
                                 the Board of Governors of the    Harvard University from
                                 Federal Reserve System. Former   1988-1995. Acting Director,
                                 Chairman, District of Columbia   Harvard Center for Business
                                 Financial Control Board.         and Government (1991-1993).
                                                                  Formerly Partner (principal)
                                                                  of McKinsey & Company, Inc.
                                                                  (1980- 1988). Former Executive
                                                                  Director of Federal Cash
                                                                  Management, White House Office
                                                                  of Management and Budget
                                                                  (1977-1979). Co-author, THE
                                                                  WINNING PERFORMANCE (best
                                                                  selling management book
                                                                  published in 13 national
                                                                  editions).

------------------------------------------------------------------------------------------------------------------------------------
Number of portfolios overseen    49                               49                               49
within the fund complex

------------------------------------------------------------------------------------------------------------------------------------
Other Directorships held         Director of CarrAmerica Realty   Trustee: Airplanes Group,        Former Director of ISFA (the
outside of the fund complex      Corporation and Borg-Warner      Aircraft Finance Trust (AFT)     owner of INVEST, a national
                                 Automotive. Formerly Director    and Educational Testing          securities brokerage service
                                 of Airborne Express,             Service (ETS). Director, Arch    designed for banks and thrift
                                 BankAmerica Corporation (Bank    Chemicals, Fremont Group and     institutions).
                                 of America), Bell South          The Guardian Life Insurance
                                 Corporation, College             Company of America.
                                 Retirement Equities Fund
                                 (Trustee), Commodity Exchange,
                                 Inc. (Public Governor),
                                 Connecticut Mutual Life
                                 Insurance Company, E.I. du
                                 Pont de Nemours & Company,
                                 Equitable Life Assurance
                                 Society of the United States,
                                 Gannett Company, Mercedes-Benz
                                 of North America, MNC
                                 Financial Corporation
                                 (American Security Bank), NCM
                                 Capital Management, Navistar
                                 International Corporation, PHH
                                 Corp. and UAL Corporation
                                 (United Airlines).

------------------------------------------------------------------------------------------------------------------------------------
For "Interested Director/
Trustee" Relationships, events
or transactions by reason of
which the Trustee is an
interested person as defined
in Section 2(a)(19)(1940 Act)
------------------------------------------------------------------------------------------------------------------------------------

(1) Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
(2) The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.
(3) Director/Trustee since inception; appointed Chairman of the Board on 08/22/02.
(4) The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three year term concurrent with the class from which he is elected.
(5)   For Advantage and Investment Quality appointed Director on 08/11/94.
(6)   For Advantage and Investment Quality appointed Director on 06/19/92.
(7) Except during the periods 08/12/93 through 04/15/97 and 10/31/02 through 11/11/02.

---------------------------------------------------------------------------------------------------
                           INDEPENDENT DIRECTORS/TRUSTEES (CONTINUED)
---------------------------------------------------------------------------------------------------

Frank J. Fabozzi                 James Clayburn La Force, Jr.     Walter F. Mondale
P.O. Box 4546                    P.O. Box 4546                    P.O. Box 4546
New York, NY 10163-4546          New York, NY 10163-4546          New York, NY 10163-4546
Age: 55                          Age: 75                          Age: 76

---------------------------------------------------------------------------------------------------
Director/Trustee                 Director/Trustee                 Director/Trustee

---------------------------------------------------------------------------------------------------
3 years(4) / since inception     3 years(4) / since inception(6)  3 years(4) / since inception(7)

---------------------------------------------------------------------------------------------------
Consultant. Editor of THE        Dean Emeritus of the John E.     Senior Counsel, Dorsey &
JOURNAL OF PORTFOLIO             Anderson Graduate School of      Whitney, LLP., a law firm
MANAGEMENT and Frederick Frank   Management, University of        (January 2004-present);
Adjunct Professor of Finance     California since July 1, 1993.   Partner, Dorsey & Whitney,
at the School of Management at   Acting Dean of the School of     LLP., (December 1996-December
Yale University. Author and      Business, Hong Kong University   2003, September 1987-August
editor of several books on       of Science and Technology        1993). Formerly U.S.
fixed income portfolio           1990-1993. From 1978 to          Ambassador to Japan
management. Visiting Professor   September 1993, Dean of the      (1993-1996). Formerly Vice
of Finance and Accounting at     John E. Anderson Graduate        President of the United
the Sloan School of              School of Management,            States, U.S. Senator and
Management, Massachusetts        University of California.        Attorney General of the State
Institute of Technology from                                      of Minnesota. 1984 Democratic
1986 to August 1992.                                              Nominee for President of the
                                                                  United States.

---------------------------------------------------------------------------------------------------
49                               49                               49

---------------------------------------------------------------------------------------------------
Director, Guardian Mutual        Payden & Rygel Investment        Director of United Health
Funds Group (18 portfolios).     Trust, Metzler-Payden            Foundation and the Japan
                                 Investment Trust, Advisors       Society. Member of the Hubert
                                 Series Trust, Arena              H. Humphrey Institute of
                                 Pharmaceuticals, Inc. and        Public Affairs Advisory Board,
                                 CancerVax Corporation.           The Mike and Maureen Mansfield
                                                                  Foundation, Dean's Board of
                                                                  Visitors of the Medical School
                                                                  at the University of
                                                                  Minnesota, and the Mayo
                                                                  Foundation Advisory to the
                                                                  President.

---------------------------------------------------------------------------------------------------

------------------------------------------------------------------
               INTERESTED DIRECTORS/TRUSTEES(1)
------------------------------------------------------------------

Ralph L. Schlosstein             Robert S. Kapito
BlackRock,Inc.                   BlackRock,Inc.
40 East 52nd Street              40 East 52nd Street
New York, NY 10022               New York, NY 10022
Age: 52                          Age: 46
Chairman of the Board(3)         President and Director/Trustee

------------------------------------------------------------------
3 years(4) / since inception     3 years(4) / since
                                 August 22, 2002

------------------------------------------------------------------
Director since 1999 and          Vice Chairman of BlackRock,
President of BlackRock, Inc.     Inc. Head of the Portfolio
since its formation in 1998      Management Group. Also a
and of BlackRock, Inc.'s         member of the Management
predecessor entities since       Committee, the Investment
1988. Member of the Management   Strategy Group, the Fixed
Committee and Investment         Income and Global Operating
Strategy Group of BlackRock,     Committees and the Equity
Inc. Formerly, Managing          Investment Strategy Group.
Director of Lehman Brothers,     Responsible for the portfolio
Inc. and Co-head of its          management of the Fixed
Mortgage and Savings             Income, Domestic Equity and
Institutions Group. Currently,   International Equity,
Chairman and a Trustee of each   Liquidity, and Alternative
of the closed-end Trusts in      Investment Groups of
which BlackRock Advisors, Inc.   BlackRock. Currently President
acts as investment advisor.      and a Director/Trustee of each
                                 of the closed-end Trusts in
                                 which BlackRock Advisors, Inc.
                                 acts as investment advisor.

------------------------------------------------------------------
49                               49

------------------------------------------------------------------
Chairman and President of the    Chairman of the Hope and
BlackRock Liquidity Funds (10    Heroes Children's Cancer Fund.
portfolios), Director of         President of the Board of
Anthracite Capital, Inc. and     Directors of the Periwinkle
Director of several of           National Theatre for Young
BlackRock's alternative          Audiences. Director of
investment vehicles.             icruise.com, Corp.
Currently, a Member of the
Visiting Board of Overseers of
the John F. Kennedy School of
Government at Harvard
University, the Financial
Institutions Center Board of
the Wharton School of the
University of Pennsylvania, a
Trustee of the American Museum
of Natural History, a Trustee
of Trinity School in New York
City and a Trustee of New
Visions for Public Education
in New York City. Formerly, a
Director of Pulte Corporation
and a Member of Fannie Mae's
Advisory Council.

------------------------------------------------------------------
Director and President of        Director and Vice Chairman
the Advisor.                     of the Advisor.

------------------------------------------------------------------

                           DIVIDEND REINVESTMENT PLANS
--------------------------------------------------------------------------------

      Pursuant to each Trust's respective Dividend Reinvestment Plan (the "Plan"), shareholders of Advantage and Investment Quality may elect, while shareholders of Preferred Opportunity are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the "Plan Agent") in the respective Trust's shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

      After Advantage and/or Investment Quality declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, by the purchase of outstanding shares on the open market, on the Trust's primary exchange or elsewhere ("open market purchases"). The Trust will not issue any new shares under the Plan.

      After Preferred Opportunity declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, depending upon the circumstances described below, either
(i) through receipt of unissued but authorized shares from the Trust ("newly issued shares") or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

      Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

      The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

      Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commisson. All correspondence concerning the Plan should be directed to the Plan Agent at 150 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

                       ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      There have been no material changes in the Trusts' investment objectives or policies that have not been approved by the shareholders or to their charters or by-laws or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts' portfolios.

      We are required by the Internal Revenue Code to advise you within 60 days of a Trust's tax year-end as to the Federal tax status of dividends and distributions paid by the Trusts during such tax year. Accordingly, during the tax year-ended December 31, 2003, the Trusts paid dividends and distributions per common share as follows:

                                ORDINARY         LONG-TERM           LIQUIDATING
TRUST                            INCOME        CAPITAL GAIN         DISTRIBUTION         TOTAL
-----                            ------        ------------         ------------         -----
Advantage                      $0.699996         $      --         $      --           $0.699996
Investment Quality                    --                --          0.066671            0.066671
Preferred Opportunity
   Common Shares                1.662670          0.004000                --            1.666670
   Preferred Shares:
      T7                        0.032734          0.000086                --            0.032820
      W7                        0.033087          0.000087                --            0.033173
      R7                        0.032818          0.000086                --            0.032904

      Quarterly performance and other information regarding the Trusts may be found on BlackRock's website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock's website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to incorporate BlackRock's website into this report.

      Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor. They serve in the following capacities for the Advisor: Robert S. Kapito--Director and Vice Chairman, Henry Gabbay and Anne Ackerley--Managing Directors of the Advisor.

                           BLACKROCK CLOSED-END FUNDS

Directors/Trustees
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

Officers
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
   Blackrock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

Sub-Advisor(1)
   BlackRock Financial Management, Inc.
   40 East 52nd Street
   New York, NY 10022

Custodian
   State Street Bank and Trust Company
   225 Franklin St.
   Boston, MA 02110

Transfer Agent
   EquiServe Trust Company, N.A.
   150 Royall Street
   Canton, MA 02021
   (800) 699-1BFM

Auction Agent(1)
   Bank of New York
   100 Church Street, 8th Floor
   New York, NY 10286

Independent Accountants
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

Legal Counsel - Independent Directors/Trustees
   Debevoise & Plimpton LLP
   919 Third Avenue
   New York, NY 10022

      This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

--------------------------------------------------------------------------------
BlackRockAdvisors, Inc.(2)
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM
     BlackRock Preferred Opportunity Trust

Prudential Investments LLC(2)
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 227-7BFM
     BlackRock Advantage Term Trust
     BlackRock Investment Quality Term Trust

----------
(1)   For Preferred Opportunity only.
(2) Provided administrative services for the Trust(s) listed directly below its name.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor's proxy voting policies and procedures. You may obtain a copy of these proxy voting procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.


CLF-ANN-5                                                       [BLACKROCK LOGO]

ITEM 2.  CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant 's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant 's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustees: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $32,800 for the fiscal year ending December 31, 2003 and $0 for the fiscal year ended December 31, 2002.


(b) AUDIT-RELATED FEES. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) were $3,000 for the fiscal year ended December 31, 2003 and $0 for the fiscal year ended December 31, 2002.

The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c) TAX FEES. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $25,000 for the fiscal year ended December 31, 2003 and $0 for the fiscal year ended December 31, 2002.


The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning, determination of taxable income for CMO's and miscellaneous tax advice.

(d) ALL OTHER FEES. The were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

         (i) The Trust has polices and procedures (the "Policy") for the pre-approval by the Trust's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Trust and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

         For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

         In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

         Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

         The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority.)

         Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

         (ii) All of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Trust for each of the last two fiscal years were $28,000 for the fiscal year ended December 31, 2003 and $0 for the fiscal year ended December 31, 2002.


(h) Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Trust has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Trust is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; and Kent Dixon.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8.  [RESERVED.]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Section 302 Certification of Principal Executive Officer and Principal Financial Officer.

(b) Section 906 Certification of Principal Executive Officer and Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BlackRock Preferred Opportunity Trust

             -------------------------------------------------------------------




By:   /s/ Henry Gabbay
    ----------------------------------------------------------------------------
Name: Henry Gabbay
Title: Treasurer
Date: March 8, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:   /s/ Robert S. Kapito
    ----------------------------------------------------------------------------
Name: Robert S. Kapito
Title: Principal Executive Officer
Date:  March 8, 2004




By:   /s/ Henry Gabbay
    ----------------------------------------------------------------------------
Name: Henry Gabbay
Title: Principal Financial Officer
Date: March 8, 2004